Fair Value Measurements and Credit Concentration (Nonrecurring Fair Value Measurements) (Detail) - Nonrecurring [Member] - USD ($) $ in Millions			1 Months Ended	9 Months Ended	12 Months Ended
		Mar. 31, 2014	Mar. 31, 2014	Sep. 30, 2015	Dec. 31, 2013
Kerr Dam Project
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Pre-tax Loss	[1],[2]		$ 18
Kerr Dam Project | Carrying Amount
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Nonrecurring measurement asset value	[1],[3]	$ 47	47
Kerr Dam Project | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Nonrecurring measurement asset value	[1]	29	29
Fair value of net asset and (liability)		$ 29	$ 29
Kerr Dam Project | Discounted Cash Flow | Minimum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Proprietary model used to calculate plant value		38.00%
Kerr Dam Project | Discounted Cash Flow | Maximum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Proprietary model used to calculate plant value		38.00%
Kerr Dam Project | Discounted Cash Flow | Weighted Average | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Proprietary model used to calculate plant value		38.00%
Corette Plant Emission Allowances[Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Pre-tax Loss	[2]				$ 65
Corette Plant Emission Allowances[Member] | Carrying Amount
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Nonrecurring measurement asset value	[3]				$ 65
Corette Plant Emission Allowances[Member] | Discounted Cash Flow | Minimum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Proprietary model used to calculate plant value					100.00%
Corette Plant Emission Allowances[Member] | Discounted Cash Flow | Maximum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Proprietary model used to calculate plant value					100.00%
Corette Plant Emission Allowances[Member] | Discounted Cash Flow | Weighted Average | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Proprietary model used to calculate plant value					100.00%
Sapphire Portfolio and C.P. Crane Plant
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Pre-tax Loss	[4]			$ 122
Sapphire Portfolio and C.P. Crane Plant | Carrying Amount
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Nonrecurring measurement asset value	[3]			388
Sapphire Portfolio and C.P. Crane Plant | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Nonrecurring measurement asset value	[5]			266
Fair value of net asset and (liability)				$ 266
Sapphire Portfolio and C.P. Crane Plant | Discounted Cash Flow | Minimum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Proprietary model used to calculate plant value				100.00%
Sapphire Portfolio and C.P. Crane Plant | Discounted Cash Flow | Maximum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Proprietary model used to calculate plant value				100.00%
Sapphire Portfolio and C.P. Crane Plant | Discounted Cash Flow | Weighted Average | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Proprietary model used to calculate plant value				100.00%

[1]	The Kerr Dam Project was included in the sale of the Montana Hydroelectric facilities and the assets were removed from the Balance Sheet. See Note 4 for additional information.
[2]	The loss on the Kerr Dam Project was recorded in "Income (Loss) from Discontinued Operations (net of income taxes)" on the Statement of Income. The loss on the Corette plant and emission allowances was recorded in "Other operation and maintenance" on the Statement of Income.
[3]	Represents carrying value before fair value measurement.
[4]	The impairments on the Kerr Dam Project and Sapphire portfolio are included in "Income (Loss) from Discontinued Operations (net of income taxes)" on the Statement of Income. The impairment on the C.P. Crane plant is included in "Impairments" on the Statement of Income.
[5]	For the Sapphire portfolio, also reflects estimated cost to sell.